Shareholder Report, Line Graph (Details) LMF6500_Western Asset SMASh Series Core Plus Completion Fund_Single Class_TSR Annual {Single Class} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Western Asset SMASh Series Core Plus Completion Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Western Asset SMASh Series Core Plus Completion Fund
Accumulated Value	$ 10,430	$ 10,824	$ 10,080	$ 14,221	$ 14,186	$ 13,947	$ 11,691	$ 12,021	$ 10,998	$ 10,000	$ 11,486
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,369	$ 11,229	$ 10,641	$ 12,232	$ 12,424	$ 11,556	$ 10,630	$ 10,628	$ 10,265	$ 10,000	$ 12,199